Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2017
Net Income (Loss) Per Share [Abstract]
NET INCOME (LOSS) PER SHARE
19.	NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	Years ended December 31,
	2015	2016	2017

Net income (loss) attributable to China Finance Online Co. Limited	$22,482,416	$(1,678,813)	$(36,736,553)

Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	110,997,871	113,213,912	113,601,949

Plus: Incremental shares from assumed conversions of stock options, restricted shares and nonvested shares	14,131,892	-	-
Weighted average ordinary shares outstanding used in computing diluted net income (loss) per share	125,129,763	113,213,912	113,601,949

Net income (loss) per share attributable to China Finance Online Co. Limited
- basic	$0.20	$(0.01)	$(0.32)
- diluted	$0.18	$(0.01)	$(0.32)

For the year ended December 31, 2016, 8,498,868 options, 2,843,252 restricted shares and 3,000,000 nonvested shares, were anti-dilutive, respectively, because the Group was in the loss position. For the year ended December 31, 2017, 5,286,305 options, 4,906,268 restricted shares and 3,000,000 nonvested shares, were anti-dilutive, respectively, because the Group was in the loss position.